John Hancock Investment Trust

John Hancock Disciplined Value International Fund (the fund)

Supplement dated February 12, 2020 to the current Class A, Class C, Class I, Class R2, Class R4, and Class R6 shares Prospectus, as may be supplemented (the Prospectus)

The “Annual fund operating expenses” table and the “Expense example” table in the “Fund summary” section are amended and restated as follows to reflect the fund’s management fee schedule effective February 12, 2020:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A		C	I		R2		R4		R6
Management fee[1]	0.78		0.78	0.78		0.78		0.78		0.78
Distribution and service (Rule 12b-1) fees	0.25	[2]	1.00	0.00		0.25		0.25		0.00
Other expenses
Service plan fee	0.00		0.00	0.00		0.25	[3]	0.10		0.00
Additional other expenses	0.20		0.20	0.20	[4]	0.09		0.09		0.09
Total other expenses	0.20		0.20	0.20		0.34		0.19		0.09
Total annual fund operating expenses	1.23		1.98	0.98		1.37		1.22		0.87
Contractual expense reimbursement[5]	–0.01		–0.01	–0.01		–0.01		–0.11	[6]	–0.01
Total annual fund operating expenses after expense reimbursements	1.22		1.97	0.97		1.36		1.11		0.86

1 ”Management fee” has been restated to reflect the contractual management fee schedule effective February 12, 2020.

2 ”Distribution and service (Rule 12b-1) fees” have been restated to reflect the Rule 12b-1 plan fee schedule effective July 1, 2019.

3 ”Service plan fee” has been restated to reflect maximum allowable fees.

4 ”Other expenses” have been restated from fiscal year amounts to reflect current fees and expenses.

5 The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

6 The distributor contractually agrees to limit its Rule 12b-1 fees for Class R4 shares to 0.15%. This agreement expires on February 28, 2021, unless renewed by mutual agreement of the fund and the distributor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	C		I	R2	R4	R6
Shares		Sold	Not Sold
1 year	618	300	200	99	138	113	88
3 years	870	620	620	311	433	376	277
5 years	1,141	1,067	1,067	541	749	660	481
10 years	1,913	2,305	2,305	1,200	1,645	1,468	1,072

Additionally, the first paragraph following the management fee schedule in the “Fund details” section, under the heading “Who’s who — Management fee,” is amended and restated as follows:

During its most recent fiscal year, the fund paid the advisor a management fee equal to 0.80% of average daily net assets (including any waivers and/or reimbursements). The fee schedule above became effective on February 12, 2020.

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Investment Trust

John Hancock Disciplined Value International Fund (the fund)

Supplement dated February 12, 2020 to the current Class R5 shares Prospectus, as may be supplemented (the Prospectus)

The “Annual fund operating expenses” table and the “Expense example” table in the “Fund summary” section are amended and restated as follows to reflect the fund’s management fee schedule effective February 12, 2020:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R5
Management fee[1]	0.78
Other expenses
Service plan fee	0.05
Additional other expenses[2]	0.09
Total other expenses	0.14
Total annual fund operating expenses	0.92
Contractual expense reimbursement[3]	–0.01
Total annual fund operating expenses after expense reimbursements	0.91

1 “Management fee” has been restated to reflect the contractual management fee schedule effective February 12, 2020.

2 “Other expenses,” such as expected transfer agency expenses, have been estimated for the first year of operations of the fund’s Class R5 shares.

3 The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	R5
1 year	93
3 years	292
5 years	508
10 years	1,130

Additionally, the first paragraph following the management fee schedule in the “Fund details” section, under the heading “Who’s who — Management fee,” is amended and restated as follows:

During its most recent fiscal year, the fund paid the advisor a management fee equal to 0.80% of average daily net assets (including any waivers and/or reimbursements). The fee schedule above became effective on February 12, 2020.

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.

John Hancock Investment Trust

John Hancock Disciplined Value International Fund (the fund)

Supplement dated February 12, 2020 to the current John Hancock Equity and Alternative/Specialty Funds Class NAV shares Prospectus, as may be supplemented (the Prospectus)

The “Annual fund operating expenses” table and the “Expense example” table in the “Fund summary” section are amended and restated as follows to reflect the fund’s management fee schedule effective February 12, 2020:

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	NAV
Management fee[1]	0.78
Other expenses	0.08
Total annual fund operating expenses	0.86
Contractual expense reimbursement[2]	–0.01
Total annual fund operating expenses after expense reimbursements	0.85

1 "Management fee" has been restated to reflect the contractual management fee schedule effective February 12, 2020.

2 The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund's reimbursement amounted to 0.01% of the fund's average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	NAV
1 year	87
3 years	273
5 years	476
10 years	1,060

Additionally, in the “Fund details” section, under the heading “Who’s who,” the management fee paid by the fund to its advisor as a percentage of average daily net assets (including any waivers and/or reimbursements) during its most recent fiscal period is amended and restated as follows:

Disciplined Value International Fund: 0.80%

You should read this Supplement in conjunction with the Prospectus and retain it for your future reference.